                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM MID CAP BASIC VALUE FUND

                          Supplement dated May 3, 2004
     to the Prospectus dated April 30, 2004, as supplemented April 30, 2004


Effective May 3, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

"The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

     o Bret W. Stanley (lead manger), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

     o R. Canon Coleman II, Portfolio Manger, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

     o Matthew W. Seinsheimer, Senior Portfolio Manger, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

     o Michael J. Simon, Senior Portfolio Manger, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus."


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                          INSTITUTIONAL CLASS SHARES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND

                          Supplement dated May 3, 2004
     to the Prospectus dated April 30, 2004, as supplemented April 30, 2004


Effective May 3, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - MID CAP BASIC VALUE" on page 10 of the Prospectus:

"    o    Bret W. Stanley (lead manger), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

     o R. Canon Coleman II, Portfolio Manger, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

     o Matthew W. Seinsheimer, Portfolio Manger, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

     o Michael J. Simon, Senior Portfolio Manger, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus."


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